Employee Benefit Plans (Expected Gross Benefit Payments) (Details) $ in Millions	Dec. 31, 2017 USD ($)
Pension Benefits
Defined benefit plan estimated future benefit payments [Abstract]
2018	$ 11
2019	11
2020	12
2021	13
2022	13
2023-2027	68
Other Postretirement Benefits Plan [Member]
Defined benefit plan estimated future benefit payments [Abstract]
2018	4
2019	4
2020	4
2021	4
2022	3
2023-2027	$ 14